Financial instruments - Fair value and risk management	12 Months Ended
Dec. 31, 2025
Financial instruments - Fair value and risk management [Abstract]
Financial instruments - Fair value and risk management
14.	Financial instruments - Fair value and risk management

Accounting classification

The following table shows the carrying amounts of financial assets and financial liabilities. It does not include fair value information for financial assets and financial liabilities not measured at fair value since the carrying amount is a reasonable approximation of fair value.

	As of December 31, 2025
	Mandatory at FVTPL	Financial assets at amortized cost	Other financial assets (liabilities)	Total

Financial assets not measured at fair value
Cash and cash equivalents and restricted cash (Level 1)		$273,739,514		$273,739,514

Financial liability measured at fair value
Warrants liability (Level 2)	$(7,965,416)			(7,965,416)

Financial liabilities not measured at fair value
Secured bank loans	-	(10,692,727,662)	-	(10,692,727,662)
Unsecured bank loans	-	(26,917,279)	-	(26,917,279)

	As of December 31, 2024
	Mandatory at FVTPL	Financial assets at amortized cost	Other financial assets (liabilities)	Total

Financial assets not measured at fair value
Cash and cash equivalents and restricted cash (Level 1)		$970,414,857		$970,414,857

Financial liability measured at fair value
Warrants liability (Level 2)	$(75,827,403)			(75,827,403)

Financial liabilities not measured at fair value
Secured bank loans	-	(11,143,359,504)	-	(11,143,359,504)
Unsecured bank loans	-	(30,840,922)	-	(30,840,922)

Measurement of fair values

i.	Valuation techniques and significant unobservable inputs

The following table shows the valuation technique used in measuring Level 2 fair value of financial instruments in the statements of financial position.

Financial instruments measured at fair value

Type	Valuation technique

Interest rate swaps
FV is determined using market participant assumptions to measure these derivatives. Market participants’ assumptions include the risk inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated, or generally unobservable.

ii.	Transfers between levels

There were no transfers between Level 1 and 2 during the current or prior year. There were no transfers to Level 3 during the current or prior year.

Financial risk managements

The Company has exposure to the following risks arising from financial instruments:

-	Liquidity risk
-	Market risk

i.	Risk management framework

Management of the Company has overall responsibility for the establishment and oversight of the Company’s risk management framework. Management is responsible for developing and monitoring the Company’s risk management policies and reports regularly to the board of directors on its activities.

The Company’s risk management policies are established to identify and analyze the risks faced by the Company, to set appropriate risk limits and controls and to monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and the Company’s activities. The Company, through its training and management standards and procedures, aims to maintain a disciplined and constructive control environment in which all employees understand their roles and obligations.

Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company´s objective when managing liquidity is to ensure, as far as possible, that it will have sufficient liquidity to meet its liabilities when they are due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company´s reputation.

The Company uses the activity-based costing to cost its products and services, which assists in monitoring cash flow requirements and optimizing its cash return on investment.

The Company aims to maintain the level of its cash and cash equivalents at an amount in excess of expected cash outflows on financial liabilities (other than trade payables) over the next 60 days.

The Company also monitors the level of expected cash inflows on trade and other receivables together with expected cash outflows on trade and other payables.

Exposure to liquidity risk

The following are the remaining contractual maturities of financial liabilities at the reporting date. The amounts are gross and undiscounted, and include contractual interest payments and exclude the impact of netting agreements:

	Contractual cash flows
As of December 31, 2025	Carrying amount	1 Month	2-12 Months	1-5 Years	More than 5 Years	Total

Derivative financial liabilities
Warrants liability	$7,965,416	-	-	$7,965,416	-	$7,965,416

Total derivative financial liabilities	7,965,416	-	-	7,965,416	-	7,965,416

Non-derivative financial liabilities
Secured bank loans	$10,692,727,662	$10,917,335,798	$-	$-	-	$10,917,335,798
Unsecured bank loans	26,917,279	116,938	-	26,800,341	-	26,917,279
Lease liabilities	162,167,576	19,880,636	43,758,160	98,528,780	-	162,167,576
Trade accounts payable and accumulated expenses and advance from customers	889,206,372	59,573,982	829,632,390	-	-	889,206,372

Total non-derivative financial liabilities	$11,771,018,889	$10,996,907,354	$873,390,550	$125,329,121	-	$11,995,627,025

	Contractual cash flows
As of December 31, 2024	Carrying amount	1 Month	2-12 Months	1-5 Years	More than 5 Years	Total

Derivative financial liabilities
Warrants liability	$75,827,403	$-	$-	$75,827,403	$-	$75,827,403

Total derivative financial liabilities	$75,827,403	$-	$-	$75,827,403	$-	$75,827,403

Non-derivative financial liabilities
Secured bank loans	$11,143,359,504	$31,908,396	$3,479,193,050	$1,763,646,102	$6,153,090,000	$11,427,837,548
Unsecured bank loans	30,840,922	146,861	30,694,061		-	30,840,922
Lease liabilities	206,714,326	-	46,051,658	160,662,668	-	206,714,326
Trade accounts payable and accumulated expenses and advance from customers	629,580,986	125,182,892	504,398,094	-	-	629,580,986

Total non-derivative financial liabilities	$12,010,495,738	$157,238,149	$4,060,336,863	$1,924,308,770	$6,153,090,000	$12,294,973,782

As disclosed in Note 10, the Company has secured bank loans that contain certain covenants. A breach of covenant may require the Company to repay the loan earlier than indicated in the above table.

The interest payments on variable interest rate loans in the table above reflect market forward interest rates at the reporting date and these amounts may change as market interest rate change. The future cash flows on derivative instruments may be different from the amount in the above table as interest rates and exchange rates or the relevant conditions underlying the contingency change. Except for these financial liabilities, it is not expected that the cash flows included in the maturity analysis could occur significantly earlier, or at significantly different amounts.

For further information regarding our liquidity risk, please see note 2(c).

Market risk

Market risk is the risk that changes in market prices - e.g. foreign exchange rates, interest rates and equity prices - will affect the Company’s income or the value of its holdings of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return.

The Company uses derivatives to manage market risks. All such transactions are carried out within the guidelines set by the risk management committee.

Derivatives

The Company holds interest rate swaps for risk management purposes. The interest rate swaps have floating legs that are indexed to SOFR. The Company’s derivative instruments are governed by contracts based on the International Swaps and Derivatives Association (ISDA)’s master agreements.

Currency risk

The Company is exposed to transactional foreign currency risk to the extent that there is a mismatch between the currencies in which sales, purchases, receivables and borrowings are denominated and the respective functional currencies of Company companies. The functional currency of the Company companies is MXN. The currencies in which these transactions are primarily USD.

Exposure to currency risk

The summary quantitative data about the Company’s exposure to currency risk as reported to the management of the Company is shown in the next page.

	Amounts held in US Dollars
	As of December 31,
	2025	2024
Assets:
Cash and cash equivalents and restricted cash	$12,215,335	$34,084,570
Trade receivables	3,490,439	2,455,301
Other receivables	-	26,932
Prepayments	18,507	18,507

Liabilities:
Current installments of long-term debt	(557,576,166)	(152,279,649)
Long-term debt	(1,492,822)	(381,206,888)
Trade accounts payable excluding current installments	(9,756,911)	(9,216,743)
Advance from customers and accumulated expenses	(3,222,840)	-
Due to related parties	(10,465,067)	(8,967,127)
Other liabilities	(4,581,421)	(4,571,105)

Net position	$(571,370,946)	$(519,656,202)

The exchange rates of MXN/USD as of the date of the consolidated and combined financial statements and their issuance date are as follows:

	As of December 31,		As of May 15,
	2025	2024	2026

One U. S. dollar	$17.9528	$20.5103	$172,502

Sensitivity analysis

The strengthening or weakening of the U.S. dollar, with respect to the Mexican peso as of December 31, 2025 and 2024, would have affected the gains or losses capitalized in construction in progress for the amounts shown below. This analysis is based on changes in the exchange rate that the Company considered reasonably possible at the end of the reporting period. This analysis assumes that the rest of the variables remain constant.

The analysis is performed on the same basis for 2025 and 2024, although the reasonably possible variations in the exchange rate were different, as indicated below:

	Capitalized in construction in process		Profit and loss
	Strengthening	Weakening	Strengthening	Weakening

December 31, 2025 USD (5% movement)	-	-	$512,885,416	$(512,885,416)

December 31, 2024 USD (5% movement)	$(547,098,446)	$547,098,446	$14,183,216	$(14,183,216)

Interest rate risks

The Company adopts a policy of ensuring that 70% of its interest rate risk exposure with Banco Sabadell, S. A. Institución de Banca Multiple and Caixabank, S. A. Institución de Banca Multiple is at fixed rate. This is achieved partly by entering into interest rate swaps. The Company applies a hedge ratio of 1:1. As mentioned in Note 10, on September 12, 2024 the loans described above were repaid in full and the related interest rate swaps were cancelled.

Exposure to interest rate risk

The interest rate profile of the Company’s interest-bearing financial instruments as reported to the management of the Company is as follows:

	As of December 31, 2025
FV hierarchy		Carrying amount	Effects recognized in P&L
Financial liabilities measured at fair value
Warrants liability	Level 2	$7,965,416	$(63,526,324)
Total

	As of December 31, 2024
	FV hierarchy	Nominal amount USD	Carrying amount	Effects recognized in P&L
Financial assets measured at fair value
Interest rate swap - Sabadell	Level 2	-	$-	$(19,726,835)
Interest rate swap - Caixabank	Level 2	-	-	(23,621,645)
Total			$-	$(43,348,480)

	As of December 31, 2024
FV hierarchy		Carrying amount	Effects recognized in P&L
Financial liability’s measured at fair value
Warrants liability	Level 2	$(75,827,403)	$(51,946,426)
Total		$(75,827,403)	$(51,946,426)

	As of December 31, 2023
	FV hierarchy	Nominal amount USD	Carrying amount	Effects recognized in P&L
Financial assets measured at fair value
Interest rate swap - Sabadell	Level 2	73,376,432	$68,146,850	$(45,855,988)
Interest rate swap - Caixabank	Level 2	57,438,000	48,776,877	(30,012,275)
Total			$116,923,727	$(75,868,263)

Fair value sensitivity analysis for fixed-rate instruments

The Company does not account for any fixed-rate financial assets or financial liabilities, at FVPL, and the Company does not designate derivatives (interest rate swaps) as hedging instruments under a fair value hedge accounting model. Therefore, a change in interest rates at the reporting date would not affect profit or loss.

Interest rate sensitivity

The following table demonstrates the sensitivity to a reasonably possible change in interest rates on that portion of loans and borrowings affected. With all other variables held constant, the Company’s combined income before income taxes is affected through the impact of floating rate borrowings (debt) as follows:

		Effect on
	Increase/decrease in %	combined income before income taxes
As of December 31, 2025
US dollar	1%	$381,809
US dollar	(1)%	(381,809)

As of December 31, 2024
US dollar	1%	$331,257
US dollar	(1)%	(331,257)

Master netting or similar agreements

The Company enters into derivative transactions under ISDA master agreements. The ISDA agreement do not meet the criteria for offsetting in the combined statement of financial position. This is because the Company does not have any currently legally enforceable right to offset recognized amounts.